Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
10.	STOCK-BASED COMPENSATION
In June 2019, the Company adopted the 2019 Equity Incentive Plan (the “2019 Plan”), which provides employees, consultants and advisors and non-employee
members of the Board of Directors and its affiliates with the opportunity to receive grants of stock options, stock awards and equity awards. Since inception, the Company has only issued stock options. Under the 2019 Plan, the Company may grant equity awards that could require the issuance of up to 1,991,264 shares of the Company’s common stock.
For incentive stock options and
non-statutory
stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.

A summary of the activity in the 2019 Plan for the three months ended March 31, 2024 is as follows (in thousands except share and per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2024	1,875,932	$1.66	8.2	$2,276
Granted	—	—
Exercised	(2,874)	1.54		$4
Forfeited and expired	(19,558)	1.36

Balance as of March 31, 2024	1,853,500	$1.66	7.9	$2,242

Options vested and exercisable as of March 31, 2024	1,068,487	$1.34	7.3	$1,634
Options vested and expected to vest as of March 31, 2024	1,853,500	$1.66	7.9	$2,242
There were no options granted during the three months ended March 31, 2024. The weighted-average grant-date fair value of options granted during the three months ended March 31, 2023 was $1.34 per share. The total intrinsic value of options exercised during the three months ended March 31, 2024 and 2023 was $3,828 and $411, respectively. Forfeitures of options are recorded as incurred.
Cash received from option exercises for the three months ended March 31, 2024 and 2023 was $4,420 and $0, respectively.
The fair values of the options granted in the three months ended March 31, 2023 were estimated based on the BSM option pricing model, using the following assumptions:

Three Months Ended
March 31, 2023
Fair value per share of underlying common stock	$1.34
Expected term (in years)	5.93
Expected volatility	111.05% -111.21%
Risk-free interest rate	3.65%
Expected dividend yield	0%
Restricted Common Stock
Since 2019, the Company has granted restricted common stock to founders, employees and consultants. The purchase price of the restricted common stock is the estimated fair value on the grant date and the restricted stock is subject to various vesting schedules. Unvested restricted common stock are subject to repurchase rights held by the Company at the original issuance price in the event the restricted common stockholders’ service to the Company is terminated either voluntarily or involuntarily. As of March 31, 2024, there were 21,565 shares of unvested restricted common stock, with a repurchase liability of less than $0.1 million, that is classified in accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheet.

The following table summarizes restricted stock activity:

Number of Shares
Unvested restricted common stock as of January 1, 2024	35,494
Granted	—
Vested	(13,929)
Forfeited	—

Unvested restricted common stock as of March 31, 2024	21,565

The weighted-average grant date fair value of unvested restricted common stock and restricted common stock vested and forfeited for the three months ended March 31, 2024 and 2023 was immaterial.
Stock-Based Compensation Expense
The Company recorded stock-based compensation expense regarding its employees and nonemployees as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
General and administrative	$193	$174
Research and development	128	101

	$321	$275

The Company records compensation expense on a straight-line basis over the vesting period. As of March 31, 2024, total compensation cost not yet recognized related to unvested stock options was $2.0 million, which is expected to be recognized over a weighted-average period of 2.4 years.

10.	STOCK-BASED COMPENSATION
In June 2019, the Company adopted the 2019 Equity Incentive Plan (the “2019 Plan”), which provides employees, consultants and advisors and non-employee
members of the Board of Directors and its affiliates with the opportunity to receive grants of stock options, stock awards and equity awards. Since inception, the Company has only issued stock options. Under the 2019 Plan, the Company may grant equity awards that could require the issuance of up to 1,991,264 shares of the Company’s common stock.
For incentive stock options and
non-statutory
stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.
A summary of the activity in the 2019 Plan for the year ended December 31, 2023 is as follows (in thousands except share and per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2023	1,556,819	$1.32	8.7	$420
Granted	441,615	2.74
Exercised	(108,475)	1.27		$172
Forfeited and expired	(14,027)	1.53

Balance as of December 31, 2023	1,875,932	$1.66	8.2	$2,276

Options vested and exercisable as of December 31, 2023	972,054	$1.30	7.6	$1,525
Options vested and expected to vest as of December 31, 2023	1,875,932	$1.66	8.2	$2,276

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $2.16 and $1.57 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was $171,915 and $1,458, respectively.
Cash received from option exercises for the years ended December 31, 2023 and 2022 was $111,770 and $4,105, respectively.
The fair values of the options granted were estimated based on the BSM option pricing model, using the following assumptions:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$2.16	$1.57
Expected term (in years)	6.01	6.02
Expected volatility	93.44 - 111.21%	87.02 - 91.24%
Risk-free interest rate	4.14%	3.01%
Expected dividend yield	0%	0%
Restricted Common Stock
Since 2019, the Company has granted restricted common stock to founders, employees and consultants. The purchase price of the restricted common stock is the estimated fair value on the grant date and the restricted stock is subject to various vesting schedules. Unvested restricted common stock are subject to repurchase rights held by the Company at the original issuance price in the event the restricted common stockholders’ service to the Company is terminated either voluntarily or involuntarily. As of December 31, 2023, there were 35,494 unvested restricted common stock, with a repurchase liability of less than $0.1 million, that is classified in accrued expenses and other current liabilities in the accompanying consolidated balance sheet.
The following table summarizes restricted stock activity:

Number of Shares
Unvested restricted common stock as of January 1, 2023	312,826
Granted	—
Vested	(277,332)
Forfeited	—

Unvested restricted common stock as of December 31, 2023	35,494

The weighted-average grant date fair value of unvested restricted common stock and restricted common stock vested and forfeited for the years ended December 31, 2023 and 2022 was immaterial.

Stock-Based Compensation Expense
The Company recorded stock-based compensation expense regarding its employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2023	2022
General and administrative	$705	$738
Research and development	416	381

	$1,121	$1,119

The Company records compensation expense on a straight-line basis over the vesting period. As of December 31, 2023, total compensation cost not yet recognized related to unvested stock options was $2.4 million, which is expected to be recognized over a weighted-average period of 2.6 years.